Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund	Janus Henderson Global Bond Fund
Janus Henderson Adaptive Global Allocation Fund	Janus Henderson High-Yield Fund
Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Developed World Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Responsible International Dividend Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Short Duration Flexible Bond Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Small Cap Value Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Small-Mid Cap Value Fund

(collectively, the “Funds”)

Class A Shares

Class C Shares

Supplement dated September 27, 2023

to Currently Effective Prospectuses

Effective September 29, 2023, the following information is added to the Appendix A – Intermediary Sales Charge Waivers and Discounts section or, as applicable, Appendix B – Intermediary Sales Charge Waivers and Discounts section of the Funds’ prospectuses:

J.P. MORGAN SECURITIES

The following information is provided by J.P. Morgan Securities LLC:

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•

Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
•	Shares purchased through rights of reinstatement.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•

A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•	Shares purchased in connection with a return of excess contributions from an IRA account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the prospectus.
•

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Research Fund
Janus Henderson Balanced Fund	Janus Henderson Global Select Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Enterprise Fund	Janus Henderson Growth and Income Fund
Janus Henderson European Focus Fund	Janus Henderson Overseas Fund
Janus Henderson Forty Fund	Janus Henderson Research Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Triton Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Venture Fund
Janus Henderson Global Real Estate Fund

(collectively, the “Funds”)

Class A Shares

Class C Shares

Supplement dated September 27, 2023

to Currently Effective Prospectuses

Effective September 29, 2023, the following information is added to the Appendix A – Intermediary Sales Charge Waivers and Discounts section of the Funds’ prospectuses:

J.P. MORGAN SECURITIES

The following information is provided by J.P. Morgan Securities LLC:

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•

Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
•	Shares purchased through rights of reinstatement.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•

A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•	Shares purchased in connection with a return of excess contributions from an IRA account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the prospectus.
•

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Please retain this Supplement with your records.

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